TETON Convertible Securities Fund
Schedule of Investments—June 30, 2024 (Unaudited)
1
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 91 .2%
Aerospace and Defense — 1 .5%
$ 200,000 Rocket Lab USA Inc. ,
4.250% , 02/01/29 (a) ......................................... $ 234,125
Automotive — 1 .4%
250,000 Rivian Automotive Inc. ,
3.625% , 10/15/30 (a) ......................................... 216,490
Business Services — 0 .9%
150,000 MicroStrategy Inc. ,
2.250% , 06/15/32 (a) ......................................... 142,653
Communications Equipment — 1 .0%
100,000 InterDigital Inc. ,
3.500% , 06/01/27 .............................................. 155,104
Computer Software and Services — 13 .1%
315,000 Cardlytics Inc. ,
4.250% , 04/01/29 (a) ......................................... 256,252
400,000 CSG Systems International Inc. ,
3.875% , 09/15/28 (a) ......................................... 372,600
360,000 fuboTV Inc. ,
3.250% , 02/15/26 .............................................. 216,450
200,000 Lumentum Holdings Inc. ,
1.500% , 12/15/29 .............................................. 195,257
200,000 PagerDuty Inc. ,
1.500% , 10/15/28 (a) ......................................... 215,796
300,000 Progress Software Corp. ,
3.500% , 03/01/30 (a) ......................................... 306,475
250,000 Rapid7 Inc. ,
1.250% , 03/15/29 (a) ......................................... 236,982
200,000 Vertex Inc. ,
0.750% , 05/01/29 (a) ......................................... 239,272
2,039,084
Consumer Products — 0 .5%
75,000 Spectrum Brands Inc. ,
3.375% , 06/01/29 (a) ......................................... 72,600
Consumer Services — 9 .0%
30,000 Alibaba Group Holding Ltd. ,
0.500% , 06/01/31 (a) ......................................... 29,032
500,000 Live Nation Entertainment Inc. ,
3.125% , 01/15/29 .............................................. 553,961
400,000 Stride Inc. ,
1.125% , 09/01/27 .............................................. 573,600
200,000 Uber Technologies Inc. , Ser. 2028 ,
0.875% , 12/01/28 (a) ......................................... 238,300
1,394,893
Energy and Energy Services — 1 .7%
200,000 Bloom Energy Corp. ,
3.000% , 06/01/28 .............................................. 194,447
75,000 WEC Energy Group Inc. ,
4.375% , 06/01/29 (a) ......................................... 74,700
269,147
Energy and Utilities: Integrated — 10 .0%
528,000 Array Technologies Inc. ,
1.000% , 12/01/28 .............................................. 427,923
425,000 NextEra Energy Partners LP ,
2.500% , 06/15/26 (a) ......................................... 389,408
397,000 PG&E Corp. ,
4.250% , 12/01/27 (a) ......................................... 400,871
Principal
Amount
Market
Value
$ 200,000 Stem Inc. ,
4.250% , 04/01/30 (a) ......................................... $ 83,680
700,000 Sunnova Energy International Inc. ,
2.625% , 02/15/28 .............................................. 253,872
1,555,754
Energy and Utilities: Services — 10 .1%
200,000 Kosmos Energy Ltd. ,
3.125% , 03/15/30 (a) ......................................... 209,750
250,000 Nabors Industries Inc. ,
1.750% , 06/15/29 .............................................. 182,250
400,000 Northern Oil & Gas Inc. ,
3.625% , 04/15/29 .............................................. 461,900
250,000 PNM Resources Inc. ,
5.750% , 06/01/54 (a) ......................................... 245,375
500,000 PPL Capital Funding Inc. ,
2.875% , 03/15/28 .............................................. 480,125
1,579,400
Entertainment — 2 .1%
300,000 Liberty Media Corp.-Liberty Formula One ,
2.250% , 08/15/27 .............................................. 319,699
Financial Services — 7 .2%
200,000 Bread Financial Holdings Inc. ,
4.250% , 06/15/28 .............................................. 268,166
300,000 Coinbase Global Inc. ,
0.250% , 04/01/30 (a) ......................................... 290,400
300,000 Global Payments Inc. ,
1.500% , 03/01/31 (a) ......................................... 276,150
300,000 SoFi Technologies Inc. ,
1.250% , 03/15/29 (a) ......................................... 280,200
1,114,916
Food and Beverage — 1 .4%
200,000 The Chefs' Warehouse Inc. ,
2.375% , 12/15/28 .............................................. 222,872
Health Care — 12 .8%
275,000 Amphastar Pharmaceuticals Inc. ,
2.000% , 03/15/29 (a) ......................................... 263,667
100,000 Coherus Biosciences Inc. ,
1.500% , 04/15/26 .............................................. 73,500
100,000 Dexcom Inc. ,
0.375% , 05/15/28 .............................................. 98,200
150,000 Evolent Health Inc. ,
3.500% , 12/01/29 (a) ......................................... 135,713
500,000 Halozyme Therapeutics Inc. ,
1.000% , 08/15/28 .............................................. 557,045
150,000 Immunocore Holdings plc ,
2.500% , 02/01/30 (a) ......................................... 123,960
365,000 Invacare Corp., Escrow ,
Zero Coupon , 05/08/28 (b) .............................. 0
200,000 Jazz Investments I Ltd. ,
2.000% , 06/15/26 .............................................. 192,850
50,000 Pacira BioSciences Inc. ,
2.125% , 05/15/29 (a) ......................................... 49,825
250,000 Sarepta Therapeutics Inc. ,
1.250% , 09/15/27 .............................................. 322,250
100,000 TransMedics Group Inc. ,
1.500% , 06/01/28 .............................................. 175,739
1,992,749

TETON Convertible Securities Fund
Schedule of Investments (Continued)—June 30, 2024 (Unaudited)
2
__________
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Metals and Mining — 1 .2%
$ 200,000 MP Materials Corp. ,
3.000% , 03/01/30 (a) ......................................... $ 180,649
Real Estate — 0 .9%
150,000 Summit Hotel Properties Inc. ,
1.500% , 02/15/26 .............................................. 135,750
Real Estate Investment Trusts — 2 .5%
250,000 Redwood Trust Inc. ,
7.750% , 06/15/27 .............................................. 242,969
150,000 Rexford Industrial Realty LP ,
4.125% , 03/15/29 (a) ......................................... 146,550
389,519
Semiconductors — 9 .9%
100,000 Impinj Inc. ,
1.125% , 05/15/27 .............................................. 155,182
400,000 indie Semiconductor Inc. ,
4.500% , 11/15/27 (a) ......................................... 400,400
250,000 MKS Instruments Inc. ,
1.250% , 06/01/30 (a) ......................................... 267,422
400,000 ON Semiconductor Corp. ,
0.500% , 03/01/29 .............................................. 384,700
600,000 Wolfspeed Inc. ,
1.875% , 12/01/29 .............................................. 333,600
1,541,304
Telecommunications — 3 .5%
500,000 Infinera Corp. ,
3.750% , 08/01/28 .............................................. 544,000
Transportation — 0 .5%
100,000 Air Transport Services Group Inc. ,
3.875% , 08/15/29 (a) ......................................... 85,096
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 14,185,804
Shares
CONVERTIBLE PREFERRED STOCKS — 1 .6%
Health Care — 1 .6%
11,225 Invacare Holdings Corp. , Ser. A ,
9.000% (b) ......................................................... 252,562
MANDATORY CONVERTIBLE SECURITIES (c) — 5 .2%
Diversified Industrial — 2 .0%
5,500 Chart Industries Inc. , Ser. B ,
6.750% , 12/15/25 .............................................. 312,620
Energy and Utilities: Integrated — 1 .3%
5,000 NextEra Energy Inc. ,
6.926% , 09/01/25 .............................................. 207,450
Health Care — 0 .9%
3,000 BrightSpring Health Services Inc. ,
6.750% , 02/01/27 .............................................. 141,210
Specialty Chemicals — 1 .0%
3,250 Albemarle Corp. ,
7.250% , 03/01/27 .............................................. 151,645
TOTAL MANDATORY CONVERTIBLE
SECURITIES .................................................. 812,925
Shares
Market
Value
COMMON STOCKS — 0.0%
Health Care — 0.0%
5,023 Invacare Holdings Corp. † (b) ............................ $ 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .0%
$ 305,000 U.S. Treasury Bills,
5.288 % to 5.314% †† ,
09/05/24 to 09/12/24 ........................................ 301,963
TOTAL INVESTMENTS — 100.0%
(Cost $ 15,804,537 ) ........................................... $ 15,553,254
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.